Cash, cash equivalents and restricted cash - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 159,623	$ 185,959